New Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies
New accounting pronouncements policies

Recently Adopted Accounting Standards Updates

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2021-01, Reference Rate Reform (Topic 848): Scope

The FASB issued ASU 2021-01 in January 2021 which, among others, permits entities to elect certain optional expedients and exceptions in Topic 848 when accounting for derivative contracts and certain hedging relationships affected by the discounting transition.

		December 31, 2020	The Corporation was not impacted by the adoption of ASU 2021-01 since it does not hold derivatives affected by the discounting transition.
FASB ASU 2020-03, Codification Improvements to Financial Instruments

The FASB issued ASU 2020-03 in March 2020, which, among other things, provides clarification on issues related to the term that should be used to measure expected credit losses of net investments in leases and that an allowance for credit losses should be recorded once control of financial assets has been regained.

		January 1, 2020	The Corporation was not impacted by the adoption of ASU 2020-03 during the first quarter of 2020.
FASB ASU 2019-08, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements – Share-Based Consideration Payable to a Customer

The FASB issued ASU 2019-08 in November 2019, which requires that an entity measure and classify share-based payment awards granted to a customer in accordance with Topic 718. Therefore, the grant-date fair value of the share-based payment awards will be the basis for the reduction of the transaction price.

		January 1, 2020	The Corporation was not impacted by the adoption of ASU 2019-08 during the first quarter of 2020 since it does not grant shared-based payments awards to its customers.

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606

The FASB issued ASU 2018-18 in November 2018 which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606.

		January 1, 2020	The Corporation was not impacted by the adoption of ASU 2018-18 during the first quarter of 2020 since it does not have collaborative arrangements.
FASB ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities

The FASB issued ASU 2018-17 in October 2018, which requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest.

		January 1, 2020	The Corporation was not impacted by the adoption of ASU 2018-17 during the first quarter of 2020.

FASB ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

The FASB issued ASU 2018-15 in August 2018 which, among other things, aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software, and clarifies the term over which such capitalized implementation costs should be amortized.

January 1, 2020

The Corporation adopted ASU 2018-15 during the first quarter of 2020 and was not significantly impacted, since it applied the existing guidance and capitalized implementation costs of cloud computing arrangements. Capitalized implementation costs of cloud computing arrangements are presented as part of “Other assets”. Refer to amended disclosures on Note 13, Other assets.

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment

The FASB issued ASU 2017-04 in January 2017, which simplifies the accounting for goodwill impairment by removing Step 2 of the two-step goodwill impairment test under the current guidance. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will be required to disclose the amount of goodwill at reporting units with zero or negative carrying amounts.

January 1, 2020

The Corporation adopted ASU 2017-04 during the first quarter of 2020 and, as such, considered this guidance when performing the annual impairment test during 2020. Refer to Note 14, Goodwill and other intangible assets, for additional information.

FASB ASU 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings (SEC Update)

The FASB issued ASU 2017-03 in January 2017, which incorporates into the Accounting Standards Codification recent SEC guidance about certain investments in qualified affordable housing and disclosing under SEC SAB Topic 11.M the effect on financial statements of adopting the revenue, leases and credit losses standards.

		January 1, 2020	The Corporation has considered the guidance in this Update in its disclosures on the effect in its consolidated financial statements of adoption of the new Credit Loss Standard, discussed below.

FASB ASUs Financial Instruments – Credit Losses (Topic 326)

Since June 2016, the FASB has issued a series of ASUs mainly related to credit losses (Topic 326), which replace the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model applies to financial assets measured at amortized cost that are subject to credit losses and certain off-balance sheet exposures. CECL establishes a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired or originated. Under the revised methodology, credit losses will be measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. CECL also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, CECL provides that the initial allowance for credit losses on purchased credit deteriorated (“PCD”) financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense. The amendments to Topic 326 include the areas of accrued interest receivable, transfers of loans and debt securities between classifications and the inclusion of expected recoveries in the allowance for credit losses including PCD assets. The standards also expand credit quality disclosures. These accounting standards updates were effective on January 1, 2020.

The Corporation adopted the new CECL accounting standard effective on January 1, 2020. As a result of the adoption, the Corporation recorded an increase in its allowance for credit losses related to its loan portfolio of $315 million, and a decrease of $9 million in the allowance for credit losses for unfunded commitments and credit recourse guarantees which is recorded in Other Liabilities. The Corporation also recognized an allowance for credit losses of approximately $13 million related to its held-to-maturity debt securities portfolio. The adoption of CECL was recognized under the modified retrospective approach. Therefore, the adjustments to record the increase in the allowance for credit losses was recorded as a decrease to the opening balance of retained earnings of the year of implementation, net of income taxes, except for approximately $17 million related to loans previously accounted under ASC Subtopic 310-30, which resulted in a reclassification between certain contra loan balance accounts to the allowance for credit losses. The total impact to retained earnings, net of tax, related to the adoption of CECL was of $205.8 million.

As part of the adoption of CECL, the Corporation has made the election to break the existing pools of purchased credit impaired (“PCI”) loans previously accounted for under the ASC Subtopic 310-30 guidance. These loans are now accounted for on an individual loan basis under the PCD accounting methodology under CECL. Following the applicable accounting guidance, PCI loans were previously excluded from non-performing status. Upon transition to the individual loan measurement, these loans are no longer excluded from non-performing status, resulting in an increase of $278 million in NPLs at January 1, 2020. This increase included $144 million in loans that were over 90 days past due and $134 million in loans that were not delinquent in their payment terms but were reported as non-performing due to other credit quality considerations.

The Corporation availed itself of the option to phase in over a period of three years, beginning on January 1, 2022, the day-one effects on regulatory capital arising from the adoption of CECL. The Corporation was also impacted by the additional disclosures required by CECL. The CECL accounting standard also requires additional disclosures related to delinquencies, collateral types and other credit metrics for loans and investments. Refer to Note 6, Debt securities held- to- maturity, Note 7 -Loans and Note 8- Allowance for credit losses - loans held-in-portfolio for additional disclosures provided in compliance with the new CECL standard.

Accounting Standards Updates Not Yet Adopted

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2020-10, Codification Improvements	The FASB issued ASU 2020-10 in October 2020 which moves all disclosure guidance to the appropriate codification section and makes other improvements and technical corrections.	December 31, 2021	The Corporation does not expect to be impacted as a result of the adoption of this accounting pronouncement.
FASB ASU 2020-08, Codification Improvements to Subtopic 310-20 – Receivables – Nonrefundable Fees and Other Costs

The FASB issued ASU 2020-08 in October 2020 which clarifies that a reporting entity should assess whether a callable debt security purchased at a premium is within the scope of ASC 310-20-35-33 each reporting period, which impacts the amortization period for nonrefundable fees and other costs.

		January 1, 2021	The Corporation will not be impacted by the adoption of this accounting pronouncement since it does not currently hold purchased callable debt securities at a premium.

FASB ASU 2020-06, Debt – Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

The FASB issued ASU 2020-06 in August 2020 which, among other things, simplifies the accounting for convertible instruments and contracts in an entity’s own equity and amends the diluted EPS computation for these instruments.

		January 1, 2022	Upon adoption of this standard, the Corporation will consider these amendments in its evaluation of contracts in its own equity, including accelerated share repurchase transactions.